Equity - Summary of unrealized results (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning period	S/ (457,793)	S/ (554,421)	S/ (302,477)
Effect of changes in the discount rates of pension reserves,	(61,299)	(968,599)	1,711,520
Unrealized gain (loss) from equity instruments at fair value through other comprehensive income, net of unrealized gains (loss)	1,263	16,055	(21,663)
Transfer to retained earnings from realized gain (loss) from equity instruments at fair value through other comprehensive income	53,737	(33,433)	(16,313)
Unrealized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	259,523	1,128,206	(1,848,192)
Transfer to realized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized/realized gain (loss)	(25,325)	(8,350)	14,263
Transfer of impairment gain (recovery) on debt instruments at fair value through other comprehensive income	47,497	7,390	12,746
Variation for net unrealized loss on cash flow hedges	(57,848)	(67,980)	(70,170)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	40,668	45,309	16,030
Translation of foreign operations	11,747	(21,970)	(50,165)
Ending period	(187,830)	(457,793)	(554,421)
Equity instruments at fair value [Member]
Disclosure of classes of share capital [line items]
Beginning period	(64,141)	(46,763)	(8,787)
Unrealized gain (loss) from equity instruments at fair value through other comprehensive income, net of unrealized gains (loss)	1,263	16,055	(21,663)
Transfer to retained earnings from realized gain (loss) from equity instruments at fair value through other comprehensive income	53,737	(33,433)	(16,313)
Ending period	(9,141)	(64,141)	(46,763)
Debt instruments at fair [Member]
Disclosure of classes of share capital [line items]
Beginning period	(1,293,563)	(2,420,809)	(599,626)
Unrealized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	259,523	1,128,206	(1,848,192)
Transfer to realized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized/realized gain (loss)	(25,325)	(8,350)	14,263
Transfer of impairment gain (recovery) on debt instruments at fair value through other comprehensive income	47,497	7,390	12,746
Ending period	(1,011,868)	(1,293,563)	(2,420,809)
Insurance premiums reserves [Member]
Disclosure of classes of share capital [line items]
Beginning period	742,894	1,711,493	(27)
Effect of changes in the discount rates of pension reserves,	(61,299)	(968,599)	1,711,520
Ending period	681,595	742,894	1,711,493
Cash flow hedges [Member]
Disclosure of classes of share capital [line items]
Beginning period	(31,933)	(9,262)	44,878
Variation for net unrealized loss on cash flow hedges	(57,848)	(67,980)	(70,170)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	40,668	45,309	16,030
Ending period	(49,113)	(31,933)	(9,262)
Translation of foreign operations
Disclosure of classes of share capital [line items]
Beginning period	188,950	210,920	261,085
Translation of foreign operations	11,747	(21,970)	(50,165)
Ending period	S/ 200,697	S/ 188,950	S/ 210,920